Net Income/(Loss) per Share Antidilutive Securities (Details) - Orbitz - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Equity Awards	6,873,946	1,346,872	6,993,798	888,272	944,534
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Equity Awards	4,288,652	936,427	4,141,535	618,421	704,809
Performance Based Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Equity Awards	1,798,277	410,445	1,933,003	269,851	239,725
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Equity Awards	787,017		919,260		0